Ligand Pharmaceuticals Incorporated

11085 North Torrey Pines Road, Suite 300

La Jolla, California 92037

December 17, 2009

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Jeffrey Riedler and Nandini Acharya
Mail Stop 4720

Re:	Ligand Pharmaceuticals Incorporated
Registration Statement on Form S-4 (File No. 333-163379)

Ladies and Gentlemen:

Ligand Pharmaceuticals Incorporated (the “Company”), in connection with its filing of an amendment to its Registration Statement on Form S-4 under the Securities Act (File No. 333-163379), hereby responds to the Staff’s comments raised in the Staff’s comment letter dated December 10, 2009 (the “Comment Letter”). For ease of reference, the Staff’s two comments are reproduced below in their entirety, and the Company’s responses immediately follow.

Incorporation by Reference, page 115

1.	As Metabasis Therapeutics, Inc. does not appear to meet the eligibility requirements of Form S-3, none of the information regarding Metabasis that is required to be disclosed pursuant to Form S-4 may be incorporated by reference. Accordingly, please revise your filing to include the required information regarding Metabasis in the Part I prospectus and remove the references to Metabasis’ filings in your Incorporation by Reference section.

Company Response.  The registration statement has been revised as requested.

2.	Please revise this section to incorporate by reference the Form 8-K filed by Ligand on November 9, 2009, the Form 8-K filed by Ligand on November 24, 2009 and the Form 8-K filed by Ligand on December 1, 2009. See Item 12(a)(2) of Form S-3.

Company Response.  The registration statement has been revised as requested.

Securities and Exchange Commission

December 17, 2009

Should you have any questions or comments with respect to the foregoing, please contact Hayden J. Trubitt of Stradling Yocca Carlson & Rauth, our outside SEC counsel, at 858-926-3006.

Very truly yours,

By:	/S/ JOHN P. SHARP
John P. Sharp Chief Financial Officer

cc:	Hayden J. Trubitt, Esq.

Stradling Yocca Carlson & Rauth

4365 Executive Drive, Suite 1500

San Diego, CA 92121